Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.5

Data Compare Summary (Total)
Run Date - 5/27/2025 9:42:29 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Zip	0	91	0.00%	91
Amortization Term	0	91	0.00%	91
Borrower Qualifying FICO	0	91	0.00%	91
Coborrower Qualifying FICO	0	31	0.00%	91
Amortization Type	0	91	0.00%	91
Property Type	0	91	0.00%	91
Occupancy	0	91	0.00%	91
Purpose	0	91	0.00%	91
Refi Purpose	1	18	5.56%	91
Original CLTV	0	91	0.00%	91
Original LTV	0	91	0.00%	91
Investor: Qualifying Total Debt Ratio	6	91	6.59%	91
Total	7	959	0.73%	91